Vessels in Operation	6 Months Ended
Jun. 30, 2026
Vessels in Operation [Abstract]
Vessels in Operation
3.
Vessels in Operation

	Vessel Cost, as adjusted for	Accumulated	Net Book
	Impairment charges	Depreciation	Value
As of January 1, 2025	$2,288,855	$(404,215)	$1,884,640

Additions	203,314	-	203,314
Depreciation	-	(91,906)	(91,906)
Disposals	(61,111)	27,951	(33,160)
As of December 31, 2025	$2,431,058	$(468,170)	$1,962,888

Additions	53,279	-	53,279
Depreciation	-	(49,727)	(49,727)
As of June 30, 2026	$2,484,337	$(517,897)	$1,966,440
As of June 30, 2026, and December 31, 2025, the Company had made additions for vessel expenditures and other capitalized vessel expenses. As of June 30, 2026, and June 30, 2025, unpaid capitalized expenses were $12,226 and $12,979 respectively.

2025 Vessel acquisitions

During the fourth quarter of 2025, the Company agreed to purchase the ECO 8,586 TEU Vessels, which are three ECO 8,586 TEU, Korean-built containerships, for an aggregate price of approximately $90,000, of which two were delivered on various dates in December 2025 and the third one on January 9, 2026. As of December 31, 2025, the Company had paid in advance the purchase price of the third ECO 8,586 TEU Vessel, Cypress, which was delivered on January 9, 2026. On June 17, 2026, the Company entered into a loan agreement to finance the acquisition of the three ECO 8,586 TEU Vessels (Note 7a).

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
Koi (*)	8,586	2011	$30,000	December 29, 2025
Lotus A (*)	8,586	2010	$30,000	December 12, 2025
Cypress (*)	8,586	2011	$30,000	January 9, 2026

(*) The charters of the ECO 8,586 TEU Vessels resulted in an intangible liability of $57,183 that was recognized and will be amortized over the remaining useful life of the charters.

In January 2025, the Company took delivery of the fourth ECO 9,019 TEU Vessel as per below:

Name	Capacity in TEUs	Year Built	Purchase Price	Delivery date
Czech (*)	9,019	2015	$68,391	January 9, 2025

(*) The charter of the fourth ECO 9,019 TEU Vessel resulted in an intangible liability of $15,987 that was recognized and is being amortized over the remaining useful life of the charter. As of December 31, 2024, the Company had paid $6,850 advance for this vessel acquisition.

2026 Agreed Vessels to be sold

During the second quarter of 2026, the Company entered into agreements for the sale of four ships, Ian H, Manet, Kumasi and Julie, for an aggregate sale price of $65,500. The ships are scheduled to be delivered to buyers upon expiry of their respective charters. As of June 30, 2026, the four vessels were released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027.

2025 Sale of Vessels

In May 2025, Dimitris Y was contracted to be sold for $35,600 and was delivered to the buyers on October 13, 2025. Vessel’s net proceeds from the sale of vessel were $35,085. On July 28, 2025, the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027. The net gain from the sale of vessel was $17,943.

In February 2025, the Company agreed to sell Keta, a 2,207 TEU vessel, which was sold on March 24, 2025, for net proceeds of $11,944, and the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027. The net gain from the sale of vessel was $7,121.

In December 2024, the Company agreed to sell Tasman, a 5,936 TEU vessel, which was sold on March 10, 2025, for net proceeds of $30,846, and the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027. The net gain from the sale of vessel was $17,929.

In February 2025, the Company agreed to sell Akiteta, a 2,220 TEU vessel, which was sold on February 19, 2025, for net proceeds of $10,693, and the vessel was released as collateral under the Company’s $350,000 5.69% Senior Secured Notes due 2027. The net gain from the sale of vessel was $3,279.
Container vessels under construction

During the six months ended June 30, 2026, the Company agreed individual newbuilding contracts for 15 mid-size, ultra-high-reefer, wide-beam, latest-generation containerships for an aggregate purchase price of approximately $1,329,863. As of June 30, 2026, the Company had a total of 15 container vessels under construction, with scheduled deliveries between 4Q 2028 and 1Q 2030. As of June 30, 2026, and December 31, 2025, the Company had made advances for deposits for vessels under construction of $124,340 and $nil, respectively.

As of June 30, 2026, the future remaining contractual commitments for the 15 container vessels under construction were as follows:

Amount
June 30, 2027	$74,463
June 30, 2028	88,887
June 30, 2029	670,756
June 30, 2030	371,417
Total contractual commitments	$1,205,523

Impairment

The Company evaluated the impact of the current economic environment and other relevant events and circumstances on the recoverability of all its vessel groups. For the Company’s vessel groups other than the four vessels discussed below, the Company determined that there were no events or changes in circumstances indicating that their carrying amounts may not be recoverable. During the six months ended June 30, 2026, the Company entered into agreements to sell four vessels to third parties, with delivery expected after completion of their existing charter parties. Although these vessels were not classified as held for sale as of June 30, 2026, the expected disposal before the end of their previously estimated useful lives was considered a triggering event under ASC 360. The Company performed a recoverability assessment and concluded that no impairment loss was required.

Through the latter part of 2025, the Company noted that events and circumstances triggered the existence of potential impairment for some of Company’s vessel groups. These indicators included the potential impact of the current container sector on management’s expectation for future revenues, as well as some volatility in the charter market and the vessels’ market values. As a result, the Company performed step one of the impairment assessment of each of the Company’s vessel groups by comparing the undiscounted projected net operating cash flows for each vessel group to their carrying value and step two of the impairment analysis was not required for any vessel group, as their undiscounted projected net operating cash flows exceeded their carrying value. Accordingly, no impairment recorded for the year ended December 31, 2025.

Collateral

As of June 30, 2026, 11 vessels were mortgaged as collateral under the 5.69% Senior Secured Notes due 2027 and 39 vessels under the Company’s loan facilities and sale and leaseback agreements. Twenty-one vessels were unencumbered as of June 30, 2026.

Advances for vessel acquisitions, container vessels under construction, and other additions

As of June 30, 2026, the Company had made $nil, $124,340, and $5,043 for advances for vessel acquisitions, deposits for container vessels under construction, and other additions, respectively. As of December 31, 2025, the Company had made $30,200, $nil, and $5,761 for advances for vessel acquisitions, container vessels under construction, and other additions, respectively.